Notes Payable (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Notes payable	$ 50,500	$ 85,500
Debt instruments maturity date	May 13, 2016
Debt discount		(71,000)
Accrued interest		$ 220